Related party transactions - Transactions with Mudrick capital and Stephen Fitzpatrick (Details) $ / shares in Units, £ in Thousands, $ in Millions			1 Months Ended				12 Months Ended
	Jan. 24, 2025 USD ($) $ / shares shares	Jan. 24, 2025 GBP (£) shares	Jul. 31, 2025 USD ($) shares	Jul. 31, 2025 GBP (£) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2025 GBP (£) shares	Dec. 31, 2024 GBP (£)	Dec. 31, 2025 $ / shares	Dec. 23, 2024
Disclosure of transactions between related parties [line items]
Proceeds from issue of shares							£ 105,760
Number of shares issued | shares							32,060,106
Amount outstanding						£ 524,242	£ 188,526	£ 524,242
Tranche A Warrant
Disclosure of transactions between related parties [line items]
Exercise price per share | $ / shares	$ 6								$ 6
Tranche B Warrant
Disclosure of transactions between related parties [line items]
Exercise price per share | $ / shares	$ 7.5
Mudrick
Disclosure of transactions between related parties [line items]
Gross proceeds	$ 25.0	£ 20,000
Issuance of units | shares	4,166,666	4,166,666
Number of shares per unit | shares	1	1
Other related parties, anti-dilution provision, related party's right of ownership after any awards are issued										20.00%
Proceeds from issue of shares			$ 12.5	£ 9,200
Number of shares issued | shares			2,500,000	2,500,000
Mudrick | Tranche A Warrant
Disclosure of transactions between related parties [line items]
Number of warrant per unit | shares	0.5	0.5
Warrant term (in years)	5 years	5 years
Exercise price per share | $ / shares	$ 6
Mudrick | Tranche B Warrant
Disclosure of transactions between related parties [line items]
Number of warrant per unit | shares	0.5	0.5
Warrant term (in years)	5 years	5 years
Exercise price per share | $ / shares	$ 7.5
Mudrick | Convertible loan notes
Disclosure of transactions between related parties [line items]
Fair value movements							318,035	230,495
In-kind interest paid and accrued							12,205	0
Stephen Fitzpatrick
Disclosure of transactions between related parties [line items]
Capital commitment option period					12 months	12 months
Imagination Industries Investments Ltd
Disclosure of transactions between related parties [line items]
Services received, related party transaction							263	57
Amount outstanding						£ 56	134	56
Services provided to related parties							18	52
Amounts receivable from related parties						£ 52	£ 18	£ 52
Minimum | Stephen Fitzpatrick
Disclosure of transactions between related parties [line items]
Minimum ownership interest of related party to entitle party to participate in future equity offerings						3.00%		3.00%
Maximum | Stephen Fitzpatrick
Disclosure of transactions between related parties [line items]
Investment option					$ 25.0	£ 20,000